Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Income Tax recorded in Income
	As of June 30,
	2025	2024
Loss before income tax	(52,829)	(28,074)
Income tax recorded in the income for the period	(4,423)	(5,129)

Current tax	(7,642)	(7,356)
Deferred tax	3,219	2,227
Effective tax rate	8.37%	18.26%